FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24F-2


1.  Name and address of issuer:  Tax-Free Fund of Colorado, 380
    Madison Avenue, Suite 2300, New York, NY 10017

2. Name of each series or class of funds for which this notice is filed: Not applicable

3.  Investment Company Act File Number:  811-5047
    Securities Act File Number: 33-12381

4.  Last day of fiscal year for which this notice is filed:
    December 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ]

6.  Date of termination of issuers's declaration under rule 24f-
    2(a)(1), if applicable:  Not applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 0

8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
          Number:  248,322
          Amount:  $2,734,030

9.  Number and aggregate sale price of securities sold during the fiscal year:
          Number:  1,989,814
          Sale Price:  $20,997,076

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
    24f-2:
          Number:  1,741,492
          Sale Price:  $18,263,046

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:
          Number:  647,189
          Sale Price:  $6,682,125

12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
          $18,263,046

    (ii)  Aggregate price of shares issued in connection with
          dividend reinvestment plans (from Item 11, if
          applicable):  $6,682,125

    (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable): -$22,233,430

    (iv)  Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable): 0

    (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):  $2,711,741

    (vi)  Multiplier prescribed by Section 6(b) of the Securities
          Act of 1933 or other applicable law or regulation:  1/29
          of 1.0%

    (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:
          $935.08

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR
    202.3a).  [ X ]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 20, 1996



                           SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)            /s/ Richard F. West, Treasurer
                                        ---------------------------
                                        Richard F. West, Treasurer



Date:  February 21, 1996